Right-of-Use Assets and Lease Liabilities - Schedule of Right-of-Use Assets and Lease Liabilities (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Right-Of-Use Assets
Balance brought forward	RM 739,244	$ 165,176		RM 213,761	RM 213,761
Balance carried forward	596,165	141,523	RM 739,244		739,244	$ 165,176	RM 213,761
Lease Liabilities
Balance brought forward	747,819	167,092
Balance carried forward	611,522	145,169	747,819		747,819	167,092
Lease liability current portion	284,499		276,524		276,524		141,816		$ 67,537	$ 61,786
Lease liability non-current portion	327,023		471,295		471,295		73,831		$ 77,632	105,306
The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	143,079	33,965		71,253	190,487	42,562	118,444	RM 94,382
Interest expense on lease liabilities	19,703	4,677		5,049	24,391	5,450	9,066	10,633
Extinguishment of right-of-use asset and liabilities				(3,188)	(3,189)	(713)	(4,692)
Expense relating to short-term leases and leases of low-value assets	53,943	12,805	12,499		12,500		295
Total	216,725	51,447	224,189		224,189		123,113
Lease Liabilities [Member]
Lease Liabilities
Balance brought forward	747,819	177,524	215,647	215,647	215,647		146,640
Add: Imputed interest	19,703	4,677	24,391		24,391		9,066
Less: Principal repayment	(156,000)	(37,032)	(205,000)		(205,000)		(126,000)
Termination of lease liability			(145,696)		(145,696)		(99,073)
Add: New lease recognized			858,477		858,477		285,014
Balance carried forward	611,522	145,169	747,819	215,647	747,819	177,524	215,647	146,640
Right-Of-Use Assets [Member]
Right-Of-Use Assets
Balance brought forward	739,244	175,488	213,761	213,761	213,761		141,572
Less: Amortization	(143,079)	(33,965)	(190,487)		(190,487)		(118,444)
Termination of right-of-use asset			(142,507)		(142,507)		(94,381)
Add: New lease recognized			858,477		858,477		285,014
Balance carried forward	RM 596,165	141,523	RM 739,244	RM 213,761	RM 739,244	175,488	RM 213,761	RM 141,572
Convenience Translation [Member]
Lease Liabilities
Lease liability current portion										61,786
Lease liability non-current portion										$ 105,306
The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets						42,562
Interest expense on lease liabilities						5,450
Extinguishment of right-of-use asset and liabilities						(713)
Expense relating to short-term leases and leases of low-value assets						2,793
Total						50,092
Convenience Translation [Member] | Lease Liabilities [Member]
Lease Liabilities
Balance brought forward		167,092				48,184
Add: Imputed interest						5,450
Less: Principal repayment						(45,805)
Termination of lease liability						(32,554)
Add: New lease recognized						191,817
Balance carried forward						167,092
Convenience Translation [Member] | Right-Of-Use Assets [Member]
Right-Of-Use Assets
Balance brought forward		$ 165,176				47,763
Less: Amortization						(42,562)
Termination of right-of-use asset						(31,842)
Add: New lease recognized						191,817
Balance carried forward						$ 165,176